Intangible Assets - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible Assets [Line Items]
Amortization expense	$ 241	1,500	1,615	2,061
Estimated amortization expenses for the year ending December 31, 2013		1,680
Estimated amortization expenses for 2014		1,152
Estimated amortization expenses for 2015		598
Estimated amortization expenses for 2016		291
Estimated amortization expenses for 2017		198